Financial Instruments - Summary of Funding Facilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about financial instruments [abstract]
Total facility	₨ 637,259	$ 8,452	₨ 667,931
Drawn	526,107	6,978	517,801
Un drawn	₨ 111,152	$ 1,474	₨ 150,130